UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks               New York, New York              May 15, 2009
-----------------------       ------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:   $359,075
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                     Form 13F File Number                        Name


                                                       FORM 13F INFORMATION TABLE
                                                         Conus Partners, Inc.
                                                            March 31, 2009




COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT   PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED   NONE
--------------                --------          -----      -------- -------   --- ----  ----------     --------  ----  ------   ----
4 KIDS ENTMT INC              COM               350865101     962     874,460 SH        SHARED-DEFINED NONE              874,460
ADOLOR CORP                   COM               00724X102      91      44,752 SH        SHARED-DEFINED NONE               44,752
ADVOCAT INC                   COM               007586100     350     140,000 SH        SHARED-DEFINED NONE              140,000
ALEXZA PHARMACEUTICALS INC    COM               015384100   1,044     472,311 SH        SHARED-DEFINED NONE              472,311
AMGEN INC                     COM               031162100  31,346     633,000 SH  CALL  SHARED-DEFINED NONE              633,000
ANTARES PHARMA INC            COM               036642106     398     925,000 SH        SHARED-DEFINED NONE              925,000
ANTIGENICS INC DEL            NOTE 5.250% 2/0   037032AC3     333   2,000,000 PRN       SHARED-DEFINED NONE            2,000,000
ARCHER DANIELS MIDLAND CO     COM               039483102   5,556     200,000 SH  CALL  SHARED-DEFINED NONE              200,000
ARENA PHARMACEUTICALS INC     COM               040047102     653     216,800 SH        SHARED-DEFINED NONE              216,800
ATS MED INC                   COM               002083103   2,541   1,016,284 SH        SHARED-DEFINED NONE            1,016,284
BRINKS CO                     COM               109696104   6,747     255,000 SH        SHARED-DEFINED NONE              255,000
BUNGE LIMITED                 COM               G16962105   5,665     100,000 SH        SHARED-DEFINED NONE              100,000
CELL GENESYS INC              COM               150921104     450   1,553,900 SH        SHARED-DEFINED NONE            1,553,900
CEPHEID                       COM               15670R107   1,090     158,000 SH        SHARED-DEFINED NONE              158,000
CHINA LIFE INS CO LTD         SPON ADR REP H    16939P106  23,635     480,000 SH  PUT   SHARED-DEFINED NONE              480,000
CISCO SYS INC                 COM               17275R102   3,750     223,600 SH        SHARED-DEFINED NONE              223,600
CISCO SYS INC                 COM               17275R102   7,547     450,000 SH  CALL  SHARED-DEFINED NONE              450,000
COEUR D ALENE MINES CORP IDA  COM               192108108      82      87,395 SH        SHARED-DEFINED NONE               87,395
CYNOSURE INC                  CL A              232577205     122      20,000 SH        SHARED-DEFINED NONE               20,000
DOW CHEM CO                   COM               260543103   3,456     410,000 SH  CALL  SHARED-DEFINED NONE              410,000
DURECT CORP                   COM               266605104   8,638   3,873,751 SH        SHARED-DEFINED NONE            3,873,751
GENVEC INC                    COM               37246C109   1,030   2,339,784 SH        SHARED-DEFINED NONE            2,339,784
GILEAD SCIENCES INC           COM               375558103  15,286     330,000 SH  CALL  SHARED-DEFINED NONE              330,000
GLAXOSMITHKLINE PLC           SPONSORED ADR     37733W105   7,165     230,600 SH  CALL  SHARED-DEFINED NONE              230,600
GLOBAL INDS LTD               COM               379336100   2,304     600,000 SH        SHARED-DEFINED NONE              600,000
INOVIO BIOMEDICAL CORP        COM               45773H102     421   1,080,580 SH        SHARED-DEFINED NONE            1,080,580
ISHARES TR                    MSCI EMERG MKT    464287234  26,051   1,050,000 SH  PUT   SHARED-DEFINED NONE            1,050,000
JOHNSON & JOHNSON             COM               478160104  13,150     250,000 SH  CALL  SHARED-DEFINED NONE              250,000
KLA-TENCOR CORP               COM               482480100   5,062     253,100 SH        SHARED-DEFINED NONE              253,100
KOHLS CORP                    COM               500255104   4,232     100,000 SH  PUT   SHARED-DEFINED NONE              100,000
LABOPHARM INC                 COM               504905100   3,849   2,938,435 SH        SHARED-DEFINED NONE            2,938,435
LANDEC CORP                   COM               514766104   2,805     503,599 SH        SHARED-DEFINED NONE              503,599
LILLY ELI & CO                COM               532457108   6,766     202,500 SH  CALL  SHARED-DEFINED NONE              202,500
MAXYGEN INC                   COM               577776107  32,847   4,830,442 SH        SHARED-DEFINED NONE            4,830,442
MEADE INSTRUMENTS CORP        COM               583062104      27     191,517 SH        SHARED-DEFINED NONE              191,517
MEDTRONIC INC                 COM               585055106   4,421     150,000 SH  CALL  SHARED-DEFINED NONE              150,000
MICROSOFT CORP                COM               594918104  16,533     900,000 SH  CALL  SHARED-DEFINED NONE              900,000
MOBILE MINI INC               COM               60740F105     715      62,100 SH  PUT   SHARED-DEFINED NONE               62,100
MONSANTO CO NEW               COM               61166W101   1,662      20,000 SH        SHARED-DEFINED NONE               20,000
MOSAIC CO                     COM               61945A107   1,637      39,000 SH        SHARED-DEFINED NONE               39,000
NEWPARK RES INC               COM PAR $.01NEW   651718504   1,145     452,539 SH        SHARED-DEFINED NONE              452,539
NOVAGOLD RES INC              COM NEW           66987E206   5,992   2,170,948 SH        SHARED-DEFINED NONE            2,170,948
OCCAM NETWORKS INC            COM NEW           67457P309   4,118   1,565,826 SH        SHARED-DEFINED NONE            1,565,826
ORCHID CELLMARK INC           COM               68573C107      63     100,000 SH        SHARED-DEFINED NONE              100,000
OYO GEOSPACE CORP             COM               671074102   1,024      78,376 SH        SHARED-DEFINED NONE               78,376
PAIN THERAPEUTICS INC         COM               69562K100   2,013     479,323 SH        SHARED-DEFINED NONE              479,323
PANACOS PHARMACEUTICALS INC   COM               69811Q106     219   7,316,089 SH        SHARED-DEFINED NONE            7,316,089
PERMA-FIX ENVIRONMENTAL SVCS  COM               714157104   6,501   3,333,665 SH        SHARED-DEFINED NONE            3,333,665
PFIZER INC                    COM               717081103   2,724     200,000 SH        SHARED-DEFINED NONE              200,000
POTASH CORP SASK INC          COM               73755L107   1,616      20,000 SH        SHARED-DEFINED NONE               20,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1   739363AD1     455   2,000,000 PRN       SHARED-DEFINED NONE            2,000,000
PROTALIX BIOTHERAPEUTICS INC  COM               74365A101     360     180,241 SH        SHARED-DEFINED NONE              180,241
RETAIL HOLDRS TR              DEP RCPT          76127U101  34,058     460,000 SH  PUT   SHARED-DEFINED NONE              460,000
SERVICE CORP INTL             COM               817565104     924     264,700 SH        SHARED-DEFINED NONE              264,700
SPDR GOLD TRUST               GOLD SHS          78463V107   9,028     100,000 SH  PUT   SHARED-DEFINED NONE              100,000
STAAR SURGICAL CO             COM PAR $0.01     852312305   1,282   1,281,535 SH        SHARED-DEFINED NONE            1,281,535
SYMYX TECHNOLOGIES            COM               87155S108   9,051   2,033,927 SH        SHARED-DEFINED NONE            2,033,927
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209  20,349     451,700 SH  CALL  SHARED-DEFINED NONE              451,700
THERAGENICS CORP              COM               883375107   3,902   3,198,420 SH        SHARED-DEFINED NONE            3,198,420
URANIUM RES INC               COM PAR $0.001    916901507     294     625,532 SH        SHARED-DEFINED NONE              625,532
W P CAREY & CO LLC            COM               92930Y107     526      23,700 SH        SHARED-DEFINED NONE               23,700
WYETH                         COM               983024100   3,013      70,000 SH  CALL  SHARED-DEFINED NONE               70,000


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